Statements of Operations (Unaudited) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Quarterly Report [Member]
Revenue	$ 2,162		$ 2,162
Cost of services			5,741
Gross Income (Loss)	2,162		(3,579)
Operating expenses
General and administrative	111,787	49,579	196,170	81,762
Total operating expenses	111,787	49,579	196,170	81,762
Loss from continuing operations	(109,625)	(49,579)	(199,749)	(81,762)
Discontinued operations:
Income (loss) from discontinued operations	(147,541)	(1,179,787)	(328,031)	(5,699,764)
Provision (benefit) from income taxes		437,654		2,000,009
Income (loss) on discontinued operations	(147,541)	(742,133)	(328,031)	(3,699,755)
Net income (loss)	$ (257,166)	$ (791,712)	$ (527,780)	$ (3,617,993)
Net income (loss) per share - basic
Loss from continuing operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Income (loss) from discontinued operations	$ 0.00	$ (0.02)	$ (0.01)	$ 0.08
Net income (loss) per share - basic	$ (0.01)	$ (0.02)	$ (0.01)	$ 0.08
Net income (loss) per share - diluted
Loss from continuing operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Income (loss) from discontinued operations	$ 0.00	$ (0.02)	$ (0.01)	$ 0.08
Net income (loss) per share - diluted	$ (0.01)	$ (0.02)	$ (0.01)	$ 0.08
Weighted average number of common shares outstanding - basic	48,612,365	45,507,969	48,612,365	44,560,167
Weighted average number of common shares outstanding - diluted	48,612,365	45,507,969	48,612,365	47,060,167